Label		Element	Value
Estabrook Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Estabrook Value Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Estabrook Value Fund (the "Value Fund" or the "Fund") seeks to achieve long-term capital appreciation and growth of income.
Expense [Heading]		rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 14 of the Fund's prospectus.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A, Class C, Class R shares and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, will primarily invest in common stocks and other equity or equity-related securities that the Adviser believes to have favorable prospects for capital appreciation and/or dividend-paying ability. There are no limits on the market capitalizations of the companies in which the Fund may invest.

The Adviser's stock selection process begins with a top-down analysis focusing on those macro-economic conditions that it believes will impact the United States economy. The Adviser applies this broad analysis to its stock selection process by screening over 5,000 companies based on numerous measurements of their value. From this universe, the Adviser looks to invest in companies that are trading at a discount to their peers based on price-to-earnings ratio, price-to-book value and enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA), among other measurements. The Adviser also looks to invest in companies that it believes will generate above market dividend yields. Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry or group of industries, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Adviser also seeks to invest in companies that it believes are experiencing a full range of potentially positive changes, ranging from the implementation of a new management team or product launch, to a significant cost-cutting initiative, or a merger or acquisition, or a reduction in industry capacity that may lead to improved pricing. Additionally, the Adviser may seek to invest in companies whose earnings potential has increased or is expected to increase more than consensus estimates; companies that have enjoyed a perceived level of popularity only to have fallen temporarily out of favor for reasons that the Adviser considers non-recurring or short-term; and companies that the Adviser believes are undervalued in relation to their competitors in the same industry. The Adviser may sell a security if its prospects for capital appreciation or income decline or when the Adviser deems it to be an unattractive investment.

Risk [Heading]		rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Sector Risk: The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•  Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

Risk Lose Money [Text]		rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	Because the Fund does not yet have a full calendar year of operations as of the date of this prospectus, performance information is not included in the Fund summary.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because the Fund does not yet have a full calendar year of operations as of the date of this prospectus, performance information is not included in the Fund summary.
Estabrook Value Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.58%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	726
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,045
Estabrook Value Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.33%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 236
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 727
Estabrook Value Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 421
Estabrook Value Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 186
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 576

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
[2]	"Other expenses" are based on estimated amounts for the current fiscal year.